Offerings	May 01, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
There are being registered under this Registration Statement (the “Registration Statement”) such indeterminate number of securities (the “Securities”) of Barrick Mining Corporation (formerly Barrick Gold Corporation) (the “Registrant”) as shall have an aggregate initial offering price not to exceed U.S.$4,000,000,000. The proposed maximum initial offering price per Security will be determined, from time to time, by the Registrant in connection with the sale of the Securities under this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Offering Note
(1)
There are being registered under this Registration Statement (the “Registration Statement”) such indeterminate number of securities (the “Securities”) of Barrick Mining Corporation (formerly Barrick Gold Corporation) (the “Registrant”) as shall have an aggregate initial offering price not to exceed U.S.$4,000,000,000. The proposed maximum initial offering price per Security will be determined, from time to time, by the Registrant in connection with the sale of the Securities under this Registration Statement.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
There are being registered under this Registration Statement (the “Registration Statement”) such indeterminate number of securities (the “Securities”) of Barrick Mining Corporation (formerly Barrick Gold Corporation) (the “Registrant”) as shall have an aggregate initial offering price not to exceed U.S.$4,000,000,000. The proposed maximum initial offering price per Security will be determined, from time to time, by the Registrant in connection with the sale of the Securities under this Registration Statement.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Receipts
Offering Note
(1)
There are being registered under this Registration Statement (the “Registration Statement”) such indeterminate number of securities (the “Securities”) of Barrick Mining Corporation (formerly Barrick Gold Corporation) (the “Registrant”) as shall have an aggregate initial offering price not to exceed U.S.$4,000,000,000. The proposed maximum initial offering price per Security will be determined, from time to time, by the Registrant in connection with the sale of the Securities under this Registration Statement.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1)
There are being registered under this Registration Statement (the “Registration Statement”) such indeterminate number of securities (the “Securities”) of Barrick Mining Corporation (formerly Barrick Gold Corporation) (the “Registrant”) as shall have an aggregate initial offering price not to exceed U.S.$4,000,000,000. The proposed maximum initial offering price per Security will be determined, from time to time, by the Registrant in connection with the sale of the Securities under this Registration Statement.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Share Purchase Contracts
Offering Note
(1)
There are being registered under this Registration Statement (the “Registration Statement”) such indeterminate number of securities (the “Securities”) of Barrick Mining Corporation (formerly Barrick Gold Corporation) (the “Registrant”) as shall have an aggregate initial offering price not to exceed U.S.$4,000,000,000. The proposed maximum initial offering price per Security will be determined, from time to time, by the Registrant in connection with the sale of the Securities under this Registration Statement.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 4,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 612,400
Offering Note
(1)
There are being registered under this Registration Statement (the “Registration Statement”) such indeterminate number of securities (the “Securities”) of Barrick Mining Corporation (formerly Barrick Gold Corporation) (the “Registrant”) as shall have an aggregate initial offering price not to exceed U.S.$4,000,000,000. The proposed maximum initial offering price per Security will be determined, from time to time, by the Registrant in connection with the sale of the Securities under this Registration Statement.